Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (25,550)	$ (3,565)	¥ 10,725
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,251	1,710	11,275
Reversal for credit losses	(719)	(100)	(1,043)
Impairment for inventory	4,115	574	2,195
Deferred tax expenses (benefits)	(5,340)	(745)	1,242
Unrealized gains on short-term investments	(588)	(82)	(100)
Unrealized foreign exchange loss	1,421	198
Changes in operating assets and liabilities:
Notes receivable	(99)	(14)	5,566
Accounts receivable	23,336	3,258	3,694
Advance to suppliers	(1,572)	(219)	(5,590)
Inventories	554	77	(9,086)
Prepayments and other current assets	(23,379)	(3,264)	(942)
Other receivable - a related party	738	103	(45)
Accounts payable	(1,513)	(211)	(2,533)
Contract liabilities	1,516	211	(917)
Taxes payable	115	16	1,560
Accrued expense and other liabilities	746	104	(1,312)
Net cash provided by (used in) operating activities	(13,968)	(1,949)	14,689
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to a related party	(7,000)	(977)
Collection of lending to a related party	7,000	977
Purchase of property, plant and equipment	(255)	(36)	(1,759)
Prepayment for purchase of intangible assets	(409)	(57)	(14,071)
Net cash used in investing activities	(664)	(93)	(15,830)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	41,910	5,850	46,910
Repayment of loans	(44,000)	(6,142)	(49,370)
Repayment of a related party	(146)	(20)
Dividend payment to shareholders			(15,858)
Deferred initial public offering expenses			(537)
Proceeds from initial public offering	43,081	6,014
Shareholder contribution	1,470	205
Net cash provided by (used in) financing activities	42,315	5,907	(18,855)
Effect of exchange rate changes on cash	(680)	(96)	2
Net increase (decrease) in cash and restricted cash	27,003	3,769	(19,994)
Cash and restricted cash at beginning of year	18,606	2,597	27,186
Cash and restricted cash at end of year	45,609	6,366	7,192
Cash paid for:
Interests	1,700	237	2,052
Income taxes			290
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	1,521	212	62
Reclassification of deferred initial public offering cost into additional paid-in capital	¥ 8,663	$ 1,209